COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
	Sep. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
COMMITMENTS AND CONTINGENCIES
Received cash consideration	$ 10,000,000	$ 1,250,000
Balance of purchase deposit			$ 2,800,000	$ 200,000
Outstanding letters of credit				24,135,000
Receive additional contingent consideration		$ 12,000,000
Reclamation obligations credit facility				$ 24,000,000